BORROWINGS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BORROWINGS

11. BORROWINGS

As of December 31, 2023 and 2024, the bank borrowings were for working capital and capital expenditure purposes.

	As of December 31,
	2023	2024
Current portion:
Short-term bank borrowings
Bank of Jiaxing (1)	$2,726,197	$2,648,199
Long-term bank borrowings, current portion
Bank of Jiaxing (1)	596,335	123,299
Subtotal	$3,322,532	$2,771,498

Non-current portion:
Long-term bank borrowings
Bank of Jiaxing (1)	$2,429,465	$2,814,862
Subtotal	$2,429,465	$2,814,862
Total	$5,751,997	$5,586,360

(1)

During the years ended December 31, 2022, 2023 and 2024, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$4,239,550 and US$3,894,697 as of December 31, 2023 and 2024, respectively.

The interest expenses were US$211,117, US$214,627 and US$269,855 for the years ended December 31, 2022, 2023 and 2024, respectively. The weighted average interest rates of bank borrowings outstanding were 4.6% and 4.4% per annum as of December 31, 2023 and 2024, respectively. The maturity dates of the bank borrowings were from April 2025 to December 2027.

As of December 31, 2024 the Company’s long-term bank borrowings will be due according to the following schedule:

For the fiscal years ending December 31,	Amount
2025	$123,299
2026	1,635,088
2027	1,179,774
2028 and thereafter	-
Total long-term bank borrowings	$2,938,161

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)